UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/09

Date of reporting period: 06/30/09

Item 1.	Reports to Stockholders.

the

ENDOWMENT FUND

The Endowment Master Fund, L.P.

Shareholders’ Report

June 30, 2009

(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2009

(Unaudited)

Assets
Investments in Investment Funds, at estimated fair value (cost $985,384,626)	$813,826,401
Investments in affiliated Investment Funds, at estimated fair value (cost $3,472,945,949)	3,552,287,808
Investments in securities, at fair value (cost $533,474,574)	503,978,572

Total investments	4,870,092,781
Cash and cash equivalents	149,353,964
Prepaid contributions to Investment Funds	50,000,000
Interest and dividends receivable	180,316
Interest and dividends receivable from affiliated investments	228,589
Receivable from investments sold	46,937,796
Distributions receivable	118,931
Prepaids and other assets	449,738

Total assets	5,117,362,115

Liabilities and Partners’ Capital
Contributions received in advance	66,323,443
Withdrawals payable	186,927,436
Investment Management Fees payable	12,193,352
Offshore withholding tax payable	19,259,936
Administration fees payable	1,382,145
Payable to related parties	82,181
Accounts payable and accrued expenses	1,049,868

Total liabilities	287,218,361

Partners’ capital	4,830,143,754

Total liabilities and partners’ capital	$5,117,362,115

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Absolute Return (0.79% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.(2)	469,130	$38,026,147
Domestic Equity (1.05% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P.(2)		50,612,619
International Equity (3.85% of Partners’ Capital)
Algebris Global Financials Fund, L.P.(2)		53,842,591
Boyer Allan Greater China Fund, L.P.(3)		33,259,413
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		30,507,616
S.R. Global Fund—International Portfolio (Class C, L.P.)		68,318,429
Natural Resources (0.16% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		7,696,278
Private Equity (1.75% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		371,364
CJIP II Co-Invest, L.P.		84,696
CX Partners Fund, Ltd.(2)		445,000
Gavea Investment Fund II A, L.P.		8,696,592
Gavea Investment Fund III, L.P.		29,909,351
Hillcrest Fund, L.P.(3)		397,299
Hony Capital Fund 2008, L.P.		1,495,721
India Asset Recovery Fund, L.P.		969,555
LC Fund IV, L.P.(2)		2,273,222
New Horizon Capital III, L.P.(2)		305,684
Orchid Asia IV, L.P.		3,460,822
Reservoir Capital Partners, L.P.		2,987,500
Tiger Global Private Investment Partners IV, L.P.(1)		6,279,445
Tiger Global Private Investment Partners V, L.P.		1,871,419
Trustbridge Partners II, L.P.(2)		18,401,495
Trustbridge Partners III, L.P.(2)		6,424,300
Real Estate (0.71% of Partners’ Capital)
Forum European Realty Income III L.P.(1)(2)		3,212,414
Phoenix Asia Real Estate Investments II, L.P.(2)		12,308,099
Phoenix Real Estate Fund (T) L.P.		18,749,122

Total Cayman Islands		400,906,193

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Guernsey
Private Equity (0.04% of Partners’ Capital)
Mid Europa Fund III LP		$2,149,295

Total Guernsey		2,149,295

Republic of Mauritius
Real Estate (0.07% of Partners’ Capital)
Orbis Real Estate Fund I(2)		3,131,286

Total Republic of Mauritius		3,131,286

Scotland
Private Equity (0.02% of Partners’ Capital)
Actis Umbrella Fund, L.P.		1,195,923

Total Scotland		1,195,923

United Kingdom
Private Equity (0.09% of Partners’ Capital)
Darwin Private Equity I, L.P.(1)		1,819,496
Exponent Private Equity Partners II, LP		2,343,774
Real Estate (0.09% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		2,059,598
Patron Capital L.P. II		822,856
Patron Capital L.P. III		1,536,618

Total United Kingdom		8,582,342

United States
Absolute Return (16.25% of Partners’ Capital)
Black River Commodity Multi-Strategy Fund, LLC		1,673,356
Eton Park Fund, L.P.		67,259,147
Kenmont Onshore Fund, L.P.(2)		10,325,130
Magnetar Capital Fund, L.P.(2)		54,931,614
OZ Asia Domestic Partners, L.P.(2)		31,966,326
Paulson Advantage Plus, L.P.(2)		160,302,235
Paulson Partners Enhanced, L.P.(2)		60,228,500
PIPE Equity Partners, L.L.C.(3)		110,832,473
PSAM WorldArb Partners, L.P.(2)		45,379,524
Redbrick Capital, L.P.(3)		3,753,287
Stark Investments Limited Partnership		24,705,148
Stark Select Asset Fund, LLC		2,853,534
Waterstone Market Neutral Fund, L.P.(3)		125,842,248

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Absolute Return (16.25% of Partners’ Capital) (continued)
Whitebox Multi-Strategy Fund, L.P.(2)	87,720	$84,920,932
Domestic Equity (7.34% of Partners’ Capital)
Bonanza Partners, L.P.(2)		3,248,224
Contrarian Equity Fund, L.P.(2)		1,768,132
Criterion Institutional Partners, L.P.(2)		22,183,583
Empire Capital Partners Enchanced, L.P.(3)		26,031,302
FrontPoint Onshore Healthcare Fund 2X, L.P.(2)		9,108,857
HealthCor, L.P.(2)		75,700,628
Ithan Creek Partners, L.P.(2)		54,676,552
Longhorn Onshore Investors, L.P.(3)		44,807,633
Samlyn Onshore Fund, L.P.(2)		77,820,590
Tiger Consumer Partners, L.P.(2)		39,390,198
Enhanced Fixed Income (15.13% of Partners’ Capital)
Anchorage Crossover Credit Fund II, L.P.(2)		42,219,595
Anchorage Short Credit Fund, L.P.(3)		23,470,045
Ares Enhanced Credit Opportunities Fund, L.P.		10,642,766
BDCM Partners I, L.P.(3)		57,645,466
Contrarian Capital Fund I, L.P.(2)		93,767,085
Halcyon European Structured Opportunities Fund, L.P.(3)		5,019,639
Harbinger Capital Partners Fund I, L.P.(2)		86,806,254
Ore Hill Fund II, L.P.(2)		32,488,055
Prospect Harbor Credit Partners, L.P.		30,655,864
Silverback Opportunistic Convertible Fund, LLC(3)		24,267,543
Sorin Fund, L.P.(2)		30,182,850
Standard Pacific Credit Opportunities Fund, L.P.(3)		138,144,078
The Rohatyn Group Local Currency Opportunity Partners, L.P.(3)		79,806,272
Whitebox Special Opportunities Fund, L.P.(3)	50,000	75,758,380
International Equity (5.83% of Partners’ Capital)
Dabroes Investment Fund LP(3)		31,476,598
L-R Global Partners, L.P.		1,095,592
Middle East North Africa Opportunities Fund, L.P.(3)	54,686	35,506,284
Monsoon India Inflection Fund, L.P.		1,144,985
Monsoon India Inflection Fund 2, L.P.		2,093,843
Penta Asia Domestic Partners, L.P.		24,903,010
Skopos HG Fund, LLC(2)	262,504	24,073,015
Steel Partners Japan Strategic Fund, L.P.(2)		26,410,678

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
International Equity (5.83% of Partners’ Capital) (continued)
Taiyo Fund, L.P.		$15,607,543
Tarpon All Equities Fund, LLC(2)		24,467,433
Tiger Asia Fund, L.P.		47,011,688
Torrey Pines Fund, LLC(3)		48,032,958
Natural Resources (7.28% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.		8,089,556
CamCap Resources, L.P.		225,882
Chilton Global Natural Resources Partners, L.P.(2)		54,841,926
EnCap Energy Capital Fund VII-B, L.P.(1)		3,576,106
Intervale Capital Fund, L.P.(2)		5,495,274
NGP IX Offshore Fund, L.P.		4,792,251
NGP Midstream & Resources, L.P.(1)		8,634,971
Quantum Parallel Partners V, L.P.		2,748,539
Southport Energy Plus Partners, L.P.(2)		115,030,050
TPF II-A, L.P.		13,146,164
The Ospraie Fund, L.P.	31,614	4,598,289
Tocqueville Gold Partners, L.P.		529,966
Velite Energy L.P.(2)		129,788,143
Opportunistic Equity (12.07% of Partners’ Capital)
Atlas Institutional Fund, LLC(3)		19,962,000
Corriente Partners, L.P.(2)		45,857,733
Covepoint Emerging Markets Macro Fund, L.P.(2)		42,387,981
Global Undervalued Securities Fund (QP), L.P.(2)		50,006,274
GMO Mean Reversion Fund (Onshore), L.P.		35,974,617
Hayman Capital Partners, L.P.(2)		35,174,758
HomeField Partners, L.P.(2)		8,467,264
Horseman Global Fund 2, L.P.(2)		25,372,852
Miura Global Partners II, LP(2)		57,291,004
NWI Explorer Global Macro Fund, L.P.(2)		12,136,472
Pantera Global Macro Fund, L.P.(2)		1,765,767
Pardus European Special Opportunities Fund, L.P.(2)		6,522,483
Passport II, LP(2)		29,688,631
Salem Global Opportunity Fund, L.P.(2)		25,949,846
SCP Sakonnet Fund, LP(3)		45,316,102
Tiger Global, L.P.		41,416,510
Valiant Capital Partners, L.P.(2)		79,302,785
Viking Global Equities, L.P.		20,200,000

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (8.78% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		$7,765,568
Accel-KKR Capital Partners III, L.P.(2)		5,822,168
Advent Latin American Private Equity Fund IV-F, L.P.		3,948,872
Audax Mezzanine Fund II, L.P.(1)		4,039,938
BDCM Opportunity Fund II, L.P.(1)		3,181,715
Brazos Equity Fund II, L.P.(1)		1,838,164
Brazos Equity Fund III, L.P.		11,722
Capital Royalty Partners, L.P.(1)		1,336,190
Carlyle Partners V, L.P.		3,946,152
Catterton Growth Partners, L.P.(2)		4,202,539
CCM Small Cap Value Qualified Fund, L.P.(3)		18,505,779
Chrysalis Ventures III, L.P.		944,274
Crosslink Crossover Fund IV, L.P.		1,625,258
Crosslink Crossover Fund V, L.P.		20,576,384
Dace Ventures I, L.P.(2)		1,124,418
Encore Consumer Capital Fund, L.P.		2,067,765
European Divergence Fund, L.P.(3)		84,041,452
Fairhaven Capital Partners, L.P.		1,608,561
GMO Emerging Illiquid Fund, L.P.(2)		5,806,530
Harbinger Capital Partners Special Situations Fund, L.P.		14,772,324
HealthCor Partners Fund, L.P.(2)		2,496,386
Integral Capital Partners VIII, L.P.(2)		14,247,244
MatlinPatterson Global Opportunities Partners III, L.P.		4,901,658
Monomoy Capital Partners, L.P.(1)		2,681,365
Paulson Credit Opportunities, L.P.(2)		106,726,141
Pine Brook Capital Partners, LP(1)		4,766,214
Pinto America Growth Fund, L.P.(1)		797,711
Private Equity Investment Fund IV, L.P.(1)(2)		6,770,857
Private Equity Investors Fund V, L.P.(2)		4,468,850
Q Funding III, L.P.(2)		9,056,130
Q4 Funding, L.P.(2)		25,562,770
Saints Capital VI, L.P.(2)		7,340,615
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,223,189
Sanderling Venture Partners VI, L.P.		1,125,815
Silver Lake Partners III, L.P.		1,163,776
Sterling Capital Partners II, L.P.		1,572,314
Sterling Capital Partners III, L.P.		2,919,080

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (8.78% of Partners’ Capital) (continued)
Sterling Group Partners II, L.P.(1)		$1,427,854
Strategic Value Global Opportunities Fund I-A, L.P.		5,696,136
Tenaya Capital V, L.P.		1,449,000
The Column Group, L.P.		1,495,507
The Raptor Private Holdings L.P.		7,208,886
The Resolute Fund II, L.P.		2,056,729
Trivest Fund IV, L.P.(2)		5,728,172
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		6,135,248
VCFA Private Equity Partners IV, L.P.		2,355,039
VCFA Venture Partners V, L.P.		4,489,850
Voyager Capital Fund III, L.P.		887,691
Real Estate (3.91% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		271,289
Cypress Realty VI, L.P.		6,125,792
DaVinci Corporate Opportunity Partners, L.P.(1)		3,052,128
GTIS Brazil Real Estate Fund (Brazilian Real) LP(2)		2,459,467
ING Clarion Global, L.P.(2)		39,514,040
ING Clarion U.S., L.P.(3)		40,389,209
Monsoon Infrastructure & Realty Co-Invest, L.P.(2)		4,868,119
MONY/Transwestern Mezzanine Realty Partners II, L.L.C.(1)		980,230
Northwood Real Estate Co-Investors LP		304,244
Northwood Real Estate Partners LP		1,012,337
Oak Hill REIT Plus Fund, L.P.(2)		12,948,743
Parmenter Realty Fund III, L.P.		7,429,022
Square Mile Partners III LP(2)		5,449,397
TCW Special Mortgage Credits Fund II, L.P.(1)		58,294,232
Transwestern Mezzanine Realty Partners III, L.L.C.(2)		1,395,900
Woodbourne Daybreak Global Fund LP(2)		4,394,564

Total United States		3,699,501,581

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (Cost $4,158,368,401)		4,115,466,620	85.21%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.21% of Partners’ Capital)
El Tejar Limited		$10,290,909

Total Bermuda Limited Liability Company (Cost $10,000,000)		10,290,909	0.21%

Cayman Companies Limited by Shares
Absolute Return (2.94% of Partners’ Capital)
CRC Global Structured Credit Fund, Ltd.(2)	41,819	53,657,941
Overseas CAP Partners, Inc.(3)	60,228	88,500,986
International Equity (0.92% of Partners’ Capital)
Ajeej MENA Fund(2)	138,924	9,982,577
Quorum Fund Limited(2)	349,876	13,316,775
The Russian Prosperity Fund	1,056,068	20,920,699
Natural Resources (0.19% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		8,984,882

Total Cayman Companies Limited by Shares (Cost $244,604,530)		195,363,860	4.05%

Republic of Mauritius
International Equity (0.48% of Partners’ Capital)
India Capital Fund Ltd.(2)	597,747	23,117,681

Total Republic of Mauritius (Cost $14,500,000)		23,117,681	0.48%

Total Passive Foreign Investment Companies (Cost $269,104,530)		228,772,450	4.74%

Private Corporations
United States
Real Estate (0.45% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc	9,523	5,172,542
Legacy Partners Realty Fund III, Inc	6,916	2,673,820
Net Lease Private REIT V, Inc(1)		1,543,669
Net Lease Private REIT VI, Inc(1)		3,985,108
Net Lease Private REIT VII, Inc(1)(2)		4,250,000
Net Lease Private REIT VII-A, Inc(1)(2)		4,250,000

Total United States		21,875,139

Total Private Corporations (Cost $30,857,644)		21,875,139	0.45%

Total Investments in Investment Funds (Cost $4,458,330,575)		4,366,114,209	90.40%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Investments in Securities
Investments in Registered Investment Companies Exchange Traded Funds
United States
Domestic Equity (1.11% of Partners’ Capital)
iShares Russell 1000 Growth Index Fund(1)	1,040,900	$42,708,127
UltraShort Russell 2000 ProShares	248,350	10,621,929
Fixed Income (2.82% of Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund(1)	1,442,566	136,423,467
International Equity (0.97% of Partners’ Capital)
Claymore/BNY BRIC ETF	433,300	13,913,263
iShares MSCI Emerging Markets Index(1)	288,900	9,311,247
iShares MSCI Hong Kong Index Fund(1)	1,718,400	23,610,816
Natural Resources (3.29% of Partners’ Capital)
Market Vectors Gold Miners ETF	1,853,097	69,972,943
SPDR Gold Trust	663,956	60,539,508
Ultra Oil & Gas ProShares(1)	1,069,600	28,376,488

Total United States		395,477,788

Total Exchange Traded Funds (Cost $419,755,452)		395,477,788	8.19%

Open End Funds
United States
Domestic Equity (1.04% of Partners’ Capital)
Hussman Strategic Growth Fund	3,884,756	50,462,976
Natural Resources (0.56% of Partners’ Capital)
The Tocqueville Gold Fund	677,513	26,883,718
Real Estate (0.09% of Partners’ Capital)
UltraShort Real Estate ProShares	224,100	4,410,288

Total United States		81,756,982

Total Open End Funds (Cost $88,727,572)		81,756,982	1.69%

Total Investments in Registered Investment Companies (Cost $508,483,024)		477,234,770	9.88%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2009

(Unaudited)

	Notional Amount	Fair Value	% of Partners’ Capital

Call Options Purchased
United States (0.55% of Partners’ Capital)
CMS Capital—10 Year One Look Cap (OTC)
10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	$1,079,000,000	$8,709,907
CMS Capital—10 Year One Look Cap (OTC)
10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	5,339,383
CMS Capital—10 Year One Look Cap (OTC)
10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	7,944,850
CMS Capital—10 Year One Look Cap (OTC)
10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	4,749,662

Total United States		26,743,802

Total Call Options Purchased (Cost $24,991,550)		26,743,802	0.55%

Total Investments in Securities (Cost $533,474,574)		503,978,572	10.43%

Total Investments (Cost $4,991,805,149)		$4,870,092,781	100.83%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2009 was $839,416,449. For certain Investment Funds, for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares or par value is listed for each investment if it is applicable for that investment type.
(1)	Income producing security.
(2)	Affiliated investments.
(3)	Affiliated investments for which ownership exceeds 25%.

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2009

(Unaudited)

Investment income:
Dividend income	$4,573,055
Interest income	520,797
Dividend income from affiliated investments	391,328
Interest income from affiliated investments	15,546

Total investment income	5,500,726

Expenses:
Investment Management Fees	24,267,415
Administration fees	1,138,528
Legal fees	291,791
Professional fees	575,072
Custodian fees	314,924
Directors fees	178,000
Offshore withholding tax expense	8,886,412
Other expenses	439,311

Total expenses	36,091,453

Net investment loss	(30,590,727)

Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and redemptions in-kind:
Net realized loss from investments and foreign currency transactions	(64,335,764)
Net realized gain from redemptions in-kind	14,584
Net realized loss from affiliated investments and foreign currency transactions	(63,117,888)
Change in unrealized appreciation/depreciation from investments	381,779,839

Net realized and unrealized gain from investments, affiliated investments, foreign currency transactions and redemptions in-kind	254,340,771

Net increase in partners’ capital resulting from operations	$223,750,044

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

Year Ended December 31, 2008 and Six Months Ended June 30, 2009

(Unaudited)

Partners’ capital at December 31, 2007	$3,269,968,680
Contributions	3,111,597,819
Withdrawals	(366,685,155)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(55,604,043)
Net realized loss from investments, options sold, not yet purchased and foreign currency transactions	(331,392,248)
Net realized loss from affiliated investments	(19,691,837)
Change in unrealized appreciation/depreciation from investments	(945,007,976)

Net decrease in partners’ capital resulting from operations	(1,351,696,104)

Partners’ capital at December 31, 2008	4,663,185,240

Contributions	357,779,449
Withdrawals	(414,570,979)
Net increase in partners’ capital resulting from operations:
Net investment loss	(30,590,727)
Net realized loss from investments and foreign currency transactions	(64,335,764)
Net realized gain from redemptions in-kind	14,584
Net realized loss from affiliated investments and foreign currency transactions	(63,117,888)
Change in unrealized appreciation/depreciation from investments	381,779,839

Net increase in partners’ capital resulting from operations	223,750,044

Partners’ capital at June 30, 2009	$4,830,143,754

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2009

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$223,750,044
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(923,163,198)
Proceeds from disposition of investments	684,555,886
Net realized loss from investments and foreign currency transactions	64,335,764
Net realized loss from affiliated investments and foreign currency transactions	63,117,888
Change in unrealized appreciation/depreciation from investments	(381,779,839)
Decrease in prepaid contributions to Investment Funds	115,000,000
Decrease in interest and dividends receivable	617,911
Increase in interest and dividends receivable from affiliated investments	(88,985)
Decrease in receivable from investments sold	298,181,814
Increase in distributions receivable	(118,931)
Increase in prepaids and other assets	(315,237)
Increase in Investment Management Fees payable	65,305
Increase in offshore withholding tax payable	6,056,612
Increase in administration fees payable	893,200
Increase in payable to related parties	40,205
Decrease in accounts payable and accrued expenses	(125,673)

Net cash provided by operating activities	151,022,766

Cash flows from financing activities:
Increase in contributions received in advance	6,138,800
Decrease in withdrawals payable	(32,890,237)
Contributions	357,779,449
Withdrawals	(414,570,979)

Net cash used in financing activities	(83,542,967)

Net increase in cash and cash equivalents	67,479,799
Cash and cash equivalents at beginning of period	81,874,165

Cash and cash equivalents at end of period	$149,353,964

Supplemental schedule of cash activity:
Cash paid for interest	$8,548

Supplemental schedule of noncash activity:
Redemptions in-kind (Cost $21,609)	$36,193

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2009

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003 (“Inception”). The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently seven feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the Master Fund expects that risk of loss to be remote.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash and cash equivalent investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser’s Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser’s Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser’s Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser’s Valuation Committee, as part of the due

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. The Master Fund’s valuations utilize the available financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser’s Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect estimated fair value. In making such determinations, the Adviser’s Valuation Committee considers terms and conditions of the Master Fund’s agreement with the respective Investment Fund and other market participant considerations that may affect its fair value such as lock up periods, suspension of redemptions, use of side pockets, holdbacks or other relevant factors. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed and such differences may be significant. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser’s Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

•	FOREIGN CURRENCY TRANSACTIONS—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any,

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign securities are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not isolate the realized or unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments.

(e) INVESTMENT INCOME

Generally, the values of the investments in Investment Funds are determined whereby the Master Fund records the investment at its acquisition cost and the value is adjusted to reflect the Master Fund’s share of the income or loss (including realized gains and losses) and additional contributions or withdrawals from the Investment Funds. In general, distributions received from Investment Funds are accounted for as a reduction to cost and any proceeds received above the cost basis results in a realized gain. The net changes in unrealized appreciation or depreciation of investments in Investment Funds is reflected in the value of the Investment Funds.

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes, offshore withholding tax and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Master Fund is organized and operated as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2009, the Master Fund did not recognize any amounts for unrecognized tax benefits in connection with FIN 48. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2005 through present remain subject to examination by the U.S. taxing authorities.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(i) ORGANIZATIONAL EXPENSES

The Master Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with GAAP for Master Fund financial reporting purposes upon commencement of operations.

(j) FAIR VALUE MEASUREMENTS

Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Master Fund’s investments. These inputs are summarized in the three broad levels listed below:

•    Level 1—quoted prices in active markets for identical assets.

•    Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3—significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

Effective for the period ending June 30, 2009, the Master Fund adopted the provisions of FSP No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP FAS 157-4”). FSP FAS 157-4 provides guidance on estimating fair value when market activity has decreased and on identifying transactions that are not orderly. Additionally, entities are required to disclose in interim and annual periods the inputs and valuation techniques used to measure fair value. In accordance with FSP FAS 157-4, the Master Fund has included additional disclosures on its fair value measurements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

The following is a summary categorization, as of June 30, 2009, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 Quoted Prices	LEVEL 2 Other Significant Observable Inputs	LEVEL 3 Significant Unobservable Inputs	Total
	Investment Securities	Investment Securities	Investment Funds	Investments
Assets
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Absolute Return	—	—	$822,999,601	$822,999,601
Domestic Equity	—	—	405,348,318	405,348,318
Enhanced Fixed Income	—	—	730,873,892	730,873,892
International Equity	—	—	467,751,676	467,751,676
Natural Resources	—	—	359,193,395	359,193,395
Opportunistic Equity	—	—	582,793,079	582,793,079
Private Equity	—	—	515,797,953	515,797,953
Real Estate	—	—	230,708,706	230,708,706
Passive Foreign Investment Companies
Absolute Return	—	—	142,158,927	142,158,927
International Equity	—	—	67,337,732	67,337,732
Natural Resources	—	—	8,984,882	8,984,882
Private Equity	—	—	10,290,909	10,290,909
Private Corporations
Real Estate	—	—	21,875,139	21,875,139
Investments in Registered Investment Companies
Domestic Equity	$103,793,032	—	—	103,793,032
Fixed Income	136,423,467	—	—	136,423,467
International Equity	46,835,326	—	—	46,835,326
Natural Resources	185,772,657	—	—	185,772,657
Real Estate	4,410,288	—	—	4,410,288
Call Options Purchased	—	—	26,743,802	26,743,802

Total Assets	$477,234,770	$—	$4,392,858,011	$4,870,092,781

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of December 31, 2008	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Net Purchases (Sales)	Balance as of June 30, 2009
Assets
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Absolute Return	$778,186,928	$11,107,551	$88,634,439	$(54,929,317)	$822,999,601
Domestic Equity	366,450,287	(19,602,696)	46,634,938	11,865,789	405,348,318
Enhanced Fixed Income	712,823,535	(12,967,043)	73,742,569	(42,725,169)	730,873,892
International Equity	417,914,507	(38,364,053)	58,746,602	29,454,620	467,751,676
Natural Resources	304,735,464	(16,111,558)	87,600,987	(17,031,498)	359,193,395
Opportunistic Equity	450,958,373	(2,204,578)	(22,693,732)	156,733,016	582,793,079
Private Equity	494,486,978	304,514	(13,789,697)	34,796,158	515,797,953
Real Estate	236,660,636	(16,088,406)	3,827,736	6,308,740	230,708,706
Passive Foreign Investment Companies
Absolute Return	114,277,935	—	12,880,992	15,000,000	142,158,927
International Equity	40,163,837	(5,471,708)	27,645,603	5,000,000	67,337,732
Natural Resources	9,438,103	—	(453,221)	—	8,984,882
Private Equity	9,700,000	—	590,909	—	10,290,909
Real Estate	7,019,400	(3,710,112)	2,980,600	(6,289,888)	—
Private Corporations
Real Estate	22,091,745	—	(2,716,606)	2,500,000	21,875,139
Call Options Purchased	—	—	1,752,252	24,991,550	26,743,802

Total Assets	$3,964,907,728	$(103,108,089)	$365,384,371	$165,674,001	$4,392,858,011

The net realized loss and change in unrealized appreciation/ depreciation in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/ depreciation from Level 3 investments held at June 30, 2009 is $310,375,800.

(k) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) is effective for fiscal years and interim periods beginning after November 15, 2008. Effective for the first quarter of 2009, the Master Fund adopted the provisions of SFAS 161, which requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. The derivative activity during the period ended June 30, 2009 consisted of the purchase, sale and expiration of call options on indices and the purchase of interest rate call options.

The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments under Statement 133, held in the Master Fund as of June 30, 2009 and where such derivatives are recorded:

	Asset Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities	Total Fair Value
Interest Rate Call Options	Investments in Securities, at fair value	$26,743,802

The following is a summary of the effect of derivative instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Primary Risk Exposure	Location of Gain (Loss) from Derivatives Recognized in Income	Realized Gain from Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation from Derivatives Recognized in Income
Interest Rate Call Options	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and redemptions in-kind	—	$1,752,252

Call Options on Indices	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and redemptions in-kind	$2,990,490	—

(3) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

net losses are measured as the net change in the value of the net assets of the Master Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. However, the Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2009, the Master Fund had investments in Investment Funds and securities. The $50,000,000 in prepaid contributions to Investment Funds as of June 30, 2009 represents funding of a portion of the July 2009 investment in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees ranging up to 2.5% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging up to 25% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

During the six months ended June 30, 2009, 1,372 shares of Cardionet, Inc., an underlying asset of the Sanderling Venture Partners VI Co-Investment Fund, L.P., were transferred in-kind to the Master Fund. The fair market value and cost of the transfer was $36,193 and $21,609, respectively. The shares in Cardionet, Inc. were subsequently sold for $37,307, resulting in a realized gain of $15,698.

In general, most of the Investment Funds in which the Master Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Master Fund’s investments are categorized in three levels of liquidity, as determined by the Master Fund. The categories and percent of investments in each are as follows at June 30, 2009:

Investment Funds	Percentage of Investments	Category Definition
Category 1 Funds	69.6%	Investment Funds that have at least quarterly withdrawal rights after a maximum two-year lock up period.

Category 2 Funds	10.0%	Investment Funds that have at least annual withdrawal rights after a maximum three-year lock up period.

Category 3 Funds	20.4%

Investment Funds that do not meet the definition of Category 1 or 2 Funds. This may include investments for which redemptions can only occur as the underlying portfolio’s assets or investments are liquidated.

	100.0%

The expiration of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

(c) AFFILIATED INVESTMENT FUNDS

At June 30, 2009, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act. The activity resulting from investments in these funds, including interest and dividend payments as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including 2009 activity) is shown below:

				For the Six Months Ended June 30, 2009				For the Six Months Ended June 30, 2009
Investment Funds	Shares 12/31/2008	Shares 6/30/2009	Fair Value 12/31/2008	Cost of Purchases	Cost of Sales*	Appreciation/ (Depreciation)	Fair Value 6/30/2009	Interest/ Dividend Income	Realized Gain/ (Loss) on Investments and Foreign Currency Transactions

Accel-KKR Capital Partners III, L.P.			$4,792,904	$1,367,521		$(338,257)	$5,822,168
Ajeej MENA Fund	213,420	138,924	14,126,141		$10,471,708	6,328,144	9,982,577		$(5,471,708)
Algebris Global Financials Fund, L.P.			43,250,833			10,591,758	53,842,591
Anchorage Crossover Credit Fund II, L.P.			36,252,650			5,966,945	42,219,595
Anchorage Short Credit Fund, L.P.			95,709,165		35,304,485	(36,934,635)	23,470,045		15,419,053
Atlas Institutional Fund, LLC			—	20,000,000		(38,000)	19,962,000
BDCM Partners I, L.P.			54,263,547			3,381,919	57,645,466
Benson Elliot Real Estate Partners III, L.P.***			—			—	—
Bonanza Partners, L.P.			4,263,370		1,472,047	456,901	3,248,224		(757,680)
Boyer Allan Greater China Fund, L.P.			27,852,646			5,406,767	33,259,413
Catterton Growth Partners, L.P.			3,665,483	1,041,437	334,513	(169,868)	4,202,539
CCM Small Cap Value Qualified Fund, L.P.			4,506,912	10,142,631		3,856,236	18,505,779
Chilton Global Natural Resources Partners, L.P.			48,909,483			5,932,443	54,841,926
Contrarian Capital Fund I, L.P.			73,830,500	5,791,422		14,145,163	93,767,085
Contrarian Equity Fund, L.P.			2,482,038			(713,906)	1,768,132
Corriente Partners, L.P.			80,242,542			(34,384,809)	45,857,733
Covepoint Emerging Markets Macro Fund, L.P.			32,714,019			9,673,962	42,387,981

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

				For the Six Months Ended June 30, 2009				For the Six Months Ended June 30, 2009
Investment Funds	Shares 12/31/2008	Shares 6/30/2009	Fair Value 12/31/2008	Cost of Purchases	Cost of Sales*	Appreciation/ (Depreciation)	Fair Value 6/30/2009	Interest/ Dividend Income	Realized Gain/ (Loss) on Investments and Foreign Currency Transactions

CRC Global Structured Credit Fund, Ltd.	41,819	41,819	$58,849,774			$(5,191,833)	$53,657,941
Criterion Institutional Partners, L.P.			12,405,432	$9,774,765		3,386	22,183,583
CX Partners Fund, Ltd.			—	600,000		(155,000)	445,000
Dabroes Investment Fund LP			9,481,494	25,000,000		(3,004,896)	31,476,598
Dace Ventures I, L.P.			1,038,927	337,807		(252,316)	1,124,418
Diamond Hill Investment Partners II, L.P.			30,247,231		$41,039,625	10,792,394	—		$(11,945,166)
Empire Capital Partners Enhanced, L.P.			18,864,453			7,166,849	26,031,302
European Divergence Fund, L.P.			183,548,935		59,285,310	(40,222,173)	84,041,452
Ferox Japan Fund Limited			8,702,389		10,000,000	1,297,611	—		(2,166,350)
Forum European Realty Income III L.P.			2,075,822	1,473,705		(337,113)	3,212,414		(10,584)
FrontPoint Onshore Healthcare Fund 2X, L.P.			8,430,585			678,272	9,108,857
Global Undervalued Securities Fund (QP), L.P.			50,052,796			(46,522)	50,006,274
GMO Emerging Illiquid Fund, L.P.			4,703,642			1,102,888	5,806,530		231,678
Gradient Europe Fund, L.P.			8,595,584		32,000,000	23,404,416	—		(23,695,232)
GTIS Brazil Real Estate Fund (Brazilian Real) LP			1,441,597	1,047,574		(29,704)	2,459,467
Halcyon European Structured Opportunities Fund, L.P.			17,556,591		30,690,775	18,153,823	5,019,639		(22,648,592)
Harbinger Capital Partners Fund I, L.P.			78,080,706			8,725,548	86,806,254
Hayman Capital Partners, L.P.			41,851,331			(6,676,573)	35,174,758
HealthCor, L.P.**			46,459,496	25,000,000		4,241,132	75,700,628
HealthCor Partners Fund, L.P.			2,436,471	132,952	4,926	(68,111)	2,496,386
Hillcrest Fund, L.P.			96,794	744,086		(443,581)	397,299		(12,664)
HomeField Partners, L.P.			16,357,040		8,500,000	610,224	8,467,264		(930,383)
Horseman Global Fund 2, L.P.			—	30,000,000		(4,627,148)	25,372,852
India Capital Fund Ltd.	187,107	597,747	4,744,728	10,000,000		8,372,953	23,117,681
ING Clarion Global, L.P.			39,908,540			(394,500)	39,514,040
ING Clarion U.S., L.P.			41,613,957			(1,224,748)	40,389,209
Integral Capital Partners VIII, L.P.			11,799,122			2,448,122	14,247,244
Intervale Capital Fund, L.P.			6,122,675	1,444,634		(2,072,035)	5,495,274
Ithan Creek Partners, L.P.			50,395,785			4,280,767	54,676,552
Kenmont Onshore Fund, L.P.			12,570,773		1,933,492	(312,151)	10,325,130
LC Fund IV, L.P.			677,387	1,693,301		(97,466)	2,273,222
Longhorn Onshore Investors, L.P.			46,131,502			(1,323,869)	44,807,633
Magnetar Capital Fund, L.P.			51,060,520			3,871,094	54,931,614
Middle East North Africa Opportunities Fund, L.P.	54,686	54,686	39,818,048			(4,311,764)	35,506,284
Miura Global Partners II, LP			62,106,527			(4,815,523)	57,291,004
Monsoon Infrastructure & Realty Co-Invest, L.P.			5,375,000			(506,881)	4,868,119
Montrica Global Opportunities Fund, L.P.	498,374	469,130	38,513,902		3,118,844	2,631,089	38,026,147		(659,107)
Net Lease Private REIT VII, Inc			3,000,000	1,250,000		—	4,250,000	$195,664
Net Lease Private REIT VII-A, Inc			3,000,000	1,250,000		—	4,250,000	195,664
New Horizon Capital III, L.P.			—	649,484		(343,800)	305,684
NWI Explorer Global Macro Fund, L.P.			13,221,628		3,593,751	2,508,595	12,136,472		(1,085,514)
Oak Hill REIT Plus Fund, L.P.			12,368,041			580,702	12,948,743
Orbis Real Estate Fund I			3,449,164	38,531		(356,409)	3,131,286
Ore Hill Fund II, L.P.			34,439,642		7,921,132	5,969,545	32,488,055		(3,085,212)
Overseas CAP Partners, Inc.	45,229	60,228	55,428,160	15,000,000		18,072,826	88,500,986
OZ Asia Domestic Partners, L.P.			33,844,287	173,400	6,667,328	4,615,967	31,966,326		(1,089,491)
Pantera Global Macro Fund, L.P.			2,273,284	1,459,353	2,163,268	196,398	1,765,767		(188,681)
Pardus European Special Opportunities Fund, L.P.			5,620,882			901,601	6,522,483
Passport II, LP			23,383,695			6,304,936	29,688,631
Paulson Advantage Plus, L.P.			188,583,886	25,500,000	51,000,000	(2,781,651)	160,302,235		23,146,035
Paulson Credit Opportunities, L.P.			56,547,795	40,000,000		10,178,346	106,726,141
Paulson Partners Enhanced, L.P.			55,070,388			5,158,112	60,228,500
Phoenix Asia Real Estate Investments II, L.P.			16,875,000	747,024		(5,313,925)	12,308,099

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

				For the Six Months Ended June 30, 2009				For the Six Months Ended June 30, 2009
Investment Funds	Shares 12/31/2008	Shares 6/30/2009	Fair Value 12/31/2008	Cost of Purchases	Cost of Sales*	Appreciation/ (Depreciation)	Fair Value 6/30/2009	Interest/ Dividend Income	Realized Gain/ (Loss) on Investments and Foreign Currency Transactions

PIPE Equity Partners, L.L.C.			$96,281,525	$10,000,000		$4,550,948	$110,832,473
Private Equity Investment Fund IV, L.P.			7,216,226	939,927	$72,779	(1,312,517)	6,770,857	$15,546	$46,153
Private Equity Investment Fund V, L.P.			—	4,591,350		(122,500)	4,468,850
PSAM WorldArb Partners, L.P.			40,331,215			5,048,309	45,379,524
Q Funding III, L.P.			9,098,681			(42,551)	9,056,130
Q4 Funding, L.P.			25,692,138			(129,368)	25,562,770
Quorum Fund Limited	349,876	349,876	9,602,300			3,714,475	13,316,775
Redbrick Capital, L.P.			9,368,126		10,507,319	4,892,480	3,753,287		(5,845,550)
Saints Capital VI, L.P.			6,064,246	1,030,583	119,074	364,860	7,340,615		101,434
Salem Global Opportunity Fund, L.P.			—	25,000,000		949,846	25,949,846
Samlyn Onshore Fund, L.P.			35,114,053	34,000,000		8,706,537	77,820,590
SCP Sakonnet Fund, LP			41,358,574			3,957,528	45,316,102
Silverback Opportunistic Convertible Fund, LLC			—	20,000,000		4,267,543	24,267,543
Skopos HG Fund, LLC	262,504	262,504	14,476,137			9,596,878	24,073,015
Sorin Fund, L.P.			34,795,950		7,567,242	2,954,142	30,182,850		(2,652,293)
Southport Energy Plus Partners, L.P.			86,958,671			28,071,379	115,030,050
Square Mile Partners III LP			5,824,912	1,032,464	1,740,118	332,139	5,449,397
Standard Pacific Credit Opportunities Fund, L.P.			129,867,044			8,277,034	138,144,078
Steel Partners Japan Strategic Fund, L.P.			30,269,895			(3,859,217)	26,410,678
Tarpon All Equities Fund, LLC			17,872,206			6,595,227	24,467,433
The Rohatyn Group Local Currency Opportunity Partners, L.P.			73,350,704			6,455,568	79,806,272
Tiedemann/Falconer Partners, L.P.			49,754,374			858,245	50,612,619
Tiger Consumer Partners, L.P.			33,301,757			6,088,441	39,390,198
Torrey Pines Fund, LLC			56,882,204		5,019,516	(3,829,730)	48,032,958		(19,516)
Transwestern Mezzanine Realty Partners III, L.L.C.			2,894,714	500,000		(1,998,814)	1,395,900
Trivest Fund IV, L.P.			6,032,460	310,083		(614,371)	5,728,172
Trustbridge Partners II, L.P.			13,933,507	211,306		4,256,682	18,401,495
Trustbridge Partners III, L.P.			—	6,736,968		(312,668)	6,424,300
Tuckerbrook SB Global Distressed Fund I, L.P.			6,174,263	400,000		(439,015)	6,135,248
Valiant Capital Partners, L.P.			65,789,601	2,326,106		11,187,078	79,302,785
Velite Energy L.P.			91,762,431			38,025,712	129,788,143
Waterstone Market Neutral Fund, L.P.			94,899,028			30,943,220	125,842,248
Wells Street Global Partners, L.P.			18,627,471		25,750,000	7,122,529	—		(12,557,414)
Wells Street Offshore, Ltd	32,000	—	7,019,400		10,000,000	2,980,600	—		(3,710,112)
Whitebox Multi-Strategy Fund, L.P.	87,720	87,720	62,075,130			22,845,802	84,920,932
Whitebox Special Opportunities Fund, L.P.	50,000	50,000	53,250,000			22,508,380	75,758,380
Woodbourne Daybreak Global Fund LP			10,600,188		7,378,331	1,172,707	4,394,564		(3,530,992)

			$3,292,622,772	$338,738,414	$373,655,583	$294,582,205	$3,552,287,808	$406,874	$(63,117,888)

*	Sales include return of capital.
**	Voting rights have been waived for these investments.
***	Affiliated investment fund based on capital commitment. No contributions have been made as of June 30, 2009.

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $906,613,272 and $659,392,212, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until after year end, when the Master Fund’s tax return is completed. The Master Fund’s book cost as of June 30, 2009 was $4,991,805,149 resulting in accumulated net unrealized depreciation of $121,712,368 consisting of $519,935,137 in gross unrealized appreciation and $641,647,505 in gross unrealized depreciation.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on Master Fund net assets of up to $2 billion, 5 basis points on Master Fund net assets between the amounts of $2 billion and $5 billion, 2 basis points on Master Fund net assets between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The asset based fees are payable monthly in arrears. The Independent Administrator will also provide the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Master Fund administration will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Master Fund. As of June 30, 2009, the Master Fund had $4,830,143,754 in net assets. The total administration fee incurred for the six months ended June 30, 2009 was $1,138,528.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s net assets

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

calculated based on the Master Fund’s net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2009, $24,267,415 was incurred for Investment Management Fees.

(b) PLACEMENT AGENTS

The Master Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Master Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Master Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the net assets of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, as amended, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

On June 30, 2009, the Master Fund entered into a line of credit agreement (the “Agreement”) with Deutsche Bank Aktiengesellschaft (the “Lender”). The Agreement provides for a $250,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Agreement. Borrowings under the Agreement are secured by a portion of the Master Fund’s investments. The Agreement provides for a commitment fee of 1.00% per annum, with interest accruing at the three-month London Interbank Offered Rate (LIBOR), plus a spread of 1.75% per annum, payable quarterly in arrears. There were no outstanding borrowings under the new credit facility as of June 30, 2009.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2009

(Unaudited)

(10) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004
Net investment loss to average partners’ capital[1]	(1.29)%	(1.19)%	(0.63)%	(0.61)%	(0.44)%	(0.92)%
Expenses to average partners’ capital[1,2]	1.52%	1.54%	1.37%	1.24%	1.28%	1.51%
Portfolio Turnover[3]	14.31%	29.19%	4.19%	15.31%	12.65%	10.29%
Total Return[4]	4.73%	(23.46)%	17.41%	12.37%	10.40%	8.90%
Partners’ capital, end of period	$4,830,143,754	$4,663,185,240	$3,269,968,680	$1,011,295,414	$376,169,059	$280,216,027

An investor’s return (and operating ratios) may vary from those reflected based on different fee arrangements and the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

2	Expense ratios do not include expenses of underlying Investment Funds. Expenses include offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.
3	Not annualized for period less than twelve months.
4

Calculated as geometrically linked monthly returns for each month in the period. Performance prior to March 10, 2004 reflects pre-registration performance; thus returns may have differed had the Master Fund been subject to the regulations of the 1940 Act since Inception. Total returns are not annualized for periods less than twelve months.

(11) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totalled approximately $70,000,000 and $54,000,000 for July and August 2009, respectively.

Based on the net asset value of the Master Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $506,000,000 be made for the quarter ended September 30, 2009 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring August 24, 2009 was mailed to the partners in the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2009

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Registered Fund, L.P. and The Endowment TEI Fund, L.P. together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $25,000, which is paid quarterly, a fee of $5,000 per Board meeting, a fee of $1,250 per interim meeting, a fee of $1,250 per audit committee meeting to each audit committee member, a fee of $1,250 per Board Valuation Committee meeting to each Board Valuation Committee member and an annual fee of $10,000 for the audit committee chairman, which is paid quarterly. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2009.

Asset Class[1]	Fair Value	%
Absolute Return	$965,158,528	19.82
Enhanced Fixed Income	730,873,892	15.01
Opportunistic Equity	582,793,079	11.97
International Equity	581,924,734	11.95
Natural Resources	553,950,934	11.37
Domestic Equity	509,141,350	10.45
Private Equity	526,088,862	10.80
Real Estate	256,994,133	5.28
Fixed Income	136,423,467	2.80
Call Options Purchased	26,743,802	0.55

Total Investments	$4,870,092,781	100.00

1	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2009

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 20, 2009, the Board considered and approved the continuation of the Investment Management Agreement between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. Prior to the January 20, 2009 meeting of the Board, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Adviser’s staffing and training program, Master Fund and Adviser compliance programs, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Board was assisted at all times by counsel to the Master Fund.

Following the Board’s review, the Board concluded that the Investment Management Agreement enables the Master Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of investors based upon the following determinations, among others:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2009

(Unaudited)

related services as provided in the past, that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Master Fund. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Master Fund’s investment performance for the period, while representing a significant loss, continued to be acceptable on a relative basis, especially in light of all markets. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Master Fund and its continued growth. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Master Fund and the Adviser. Further, on the basis of comparative information supplied by the Adviser, the Board determined that the management fees and estimated overall expense ratio of the Master Fund were competitive with comparable investment companies.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees reflect the Master Fund’s complex operations, the current economic environment for the Adviser, including its continued substantial investment relating to support of the Master Fund and the competitive nature of the investment company market as relevant to the Master Fund. The Board noted that as the Master Fund has grown the need for investor support and in particular infrastructure and tax reporting has grown, and that increased size to date has not generally produced significant economies of scale with the exception of per investor tax expenses. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2009

(Unaudited)

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its partners. The Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Master Fund.

Line of Credit

At a Special Meeting of the Board held on June 8, 2009, the Board considered and approved the engagement of Deutsche Bank Aktiengesellschaft to provide the Master Fund with a line of credit in an aggregate amount of up to $250 million.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Unites) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2009 through January 31, 2009	$—	N/A	N/A	N/A
February 1, 2009 through February 28, 2009	$—	N/A	N/A	N/A
March 1, 2009 through March 31, 2009	$(211,546,432)	N/A	N/A	N/A
April 1, 2009 through April 30, 2009	$—	N/A	N/A	N/A
May 1, 2009 through May 31, 2009	$—	N/A	N/A	N/A
June 1, 2009 through June 30, 2009	$(178,319,804)	N/A	N/A	N/A

Total	$(389,866,236)

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: August 25, 2009

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: August 25, 2009

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell

John A. Blaisdell
Co-Principal Executive Officer

Date: August 25, 2009

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: August 25, 2009

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: August 25, 2009

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: August 25, 2009